Income Taxes - Changes in the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 10,894	$ 13,214	$ 21,265
Balance at end of year	8,364	10,894	13,214
Additions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	(1,380)	(405)	(2,015)
Deductions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	4,844	1,383	9,719
Currency translation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	$ (934)	$ 1,342	$ 347